CONSOLIDATED STATEMENTS OF INCOME (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Statement
REVENUE AND OTHER INCOME	$ 18,277	$ 7,526
COSTS AND EXPENSES
General and administrative	5,908	4,467
Project and royalty generation costs, net	8,935	7,574
Depletion, depreciation, and direct royalty taxes	5,803	2,590
Share-based payments	2,492	2,935
TOTAL COSTS AND EXPENSES	23,138	17,566
Loss from operations	(4,861)	(10,040)
Loss on revaluation of investments	(3,757)	(5,008)
Gain (loss) on sale of marketable securities	(350)	371
Equity income from investments in associated entities	2,890	2,761
Foreign exchange gain (loss)	2,061	(3,947)
Gain on debt and receivable modifications	4,260	0
Finance expenses and other	(5,247)	(2,331)
Settlement gain, net	18,825	0
Impairment charges	(5,526)	(8,373)
Income (loss) before income taxes	8,295	(26,567)
Deferred income tax recovery (expense)	(4,175)	3,110
Income tax expense	(771)	(274)
Profit (loss)	$ 3,349	$ (23,731)
Basic earnings (loss) per share	$ 0.03	$ (0.27)
Diluted earnings (loss) per share	$ 0.03	$ (0.27)
Weighted average number of common shares outstanding - basic	108,761,894	89,134,708
Weighted average number of common shares outstanding - diluted	109,856,646	89,134,708